Note 30 - Cash Flow Information	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
30	Cash flow information

Non-cash items and information presented separately on the cash flow statement:

	2019	2018	2017

Operating profit	60,889	21,421	20,618
Adjustments for:
Loss on sale of Property, plant and equipment	-	-	2
Impairment of Property, plant and equipment	144	208	12
Profit on disposal of subsidiary	(5,409)	-	-
Scrapping of Property, plant and equipment	63	-	-
Unrealised foreign exchange (gain)/loss	(31,307)	(243)	121
Cash-settled share-based payment expense	689	228	897
Cash-settled share-based payment expense included in operating cost	107	43	311
Equity-settled share-based payment expense	-	14	835
Settlement of cash-settled share-based payments	(1,384)	-	-
Site restoration	-	30	36
Depreciation	4,434	4,071	3,763
Allowance for obsolete stock	-	15	32
Provision for impairment – royalty rebate (note 11)	-	-	181
Unrealised portion of gold hedge	(102)	-	-
Net cash used for assets and liabilities held for sale	-	(2)	-
Cash generated by operations before working capital changes	28,124	25,785	26,808
Inventories	(1,655)	(277)	(1,975)
Prepayments	(2,099)	(62)	82
Trade and other receivables	393	(1,916)	(1,437)
Trade and other payables	(878)	(2,411)	5,407
Cash flows from operating activities	23,885	21,119	28,885